Major Categories of Interest and Similar Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Other Income [Line Items]
Held-to-maturity fixed-maturity securities	$ 58	$ 1,012	$ 5,746
Mortgage loans on real estate	559,236	470,547	413,103
Derivative assets	13,622	11,121	5,197
Loans to affiliates	625	384	516
Policy loans	9,794	10,015	9,834
Fair value option and trading equity securities	10,647	6,814	11,838
Other invested assets	13,977	32,857	32,618
Short-term securities and cash and cash equivalents	27,878	13,896	8,761
Total	4,610,736	4,405,232	4,241,896
Less: Investment expenses	88,517	79,495	66,427
Total interest and similar income, net	4,522,219	4,325,737	4,175,469
Fixed-maturity securities
Interest and Other Income [Line Items]
Available-for-sale securities	3,968,147	3,847,272	3,752,867
Equity securities
Interest and Other Income [Line Items]
Available-for-sale securities	$ 6,752	$ 11,314	$ 1,416